CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands		Common stock	Treasury Stock	Additional Paid in Capital [Member]	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2018		$ 3		$ 5,184	$ (345,543)	$ (340,356)
Beginning Balance (in shares) at Dec. 31, 2018		2,758,690	160,654
Net loss					(23,440)	(23,440)
Shares issued (in shares)	[1]	90,560
Ending Balance at Mar. 31, 2019		$ 3		5,184	(368,983)	(363,796)
Ending Balance (in shares) at Mar. 31, 2019		2,849,250	160,654
Beginning Balance at Dec. 31, 2019		$ 3		5,184	(444,438)	(439,251)
Beginning Balance (in shares) at Dec. 31, 2019		3,095,650	198,082
Net loss					(34,618)	(34,618)
Ending Balance at Mar. 31, 2020		$ 3		$ 5,184	$ (479,056)	$ (473,869)
Ending Balance (in shares) at Mar. 31, 2020		3,095,650	198,082

[1]	(1)Shares issued during the three months ended March 31, 2019 were related to settling the remaining bankruptcy claims.